American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2021

Global Gold - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Australia — 12.7%
Evolution Mining Ltd.	4,690,200	14,690,283
Lynas Rare Earths Ltd.(1)	357,400	1,686,026
Newcrest Mining Ltd.	1,736,413	32,501,053
Northern Star Resources Ltd.	2,612,817	19,078,554
Perseus Mining Ltd.(1)	6,467,100	5,326,617
Regis Resources Ltd.	1,048,783	2,327,255
Silver Lake Resources Ltd.(1)	2,802,100	3,220,596
St. Barbara Ltd.	3,953,100	5,941,917
Westgold Resources Ltd.(1)	534,300	817,756
		85,590,057
Canada — 45.9%
Alamos Gold, Inc. (New York), Class A	574,900	4,489,969
B2Gold Corp. (New York)	2,868,400	12,362,804
Barrick Gold Corp.	3,224,720	63,849,456
Centerra Gold, Inc.	878,500	7,773,470
Dundee Precious Metals, Inc.(2)	982,900	5,998,920
Eldorado Gold Corp. (Toronto)(1)	735,900	7,952,194
Endeavour Mining Corp.	335,404	6,760,391
Energy Fuels, Inc.(1)	289,500	1,644,360
First Majestic Silver Corp. (New York)(1)	317,100	4,940,418
Franco-Nevada Corp.	12,400	1,553,971
Franco-Nevada Corp. (New York)	387,900	48,599,991
GoGold Resources, Inc.(1)	4,050,000	7,573,407
Jaguar Mining, Inc.	190,900	964,602
Karora Resources, Inc.(1)	498,700	1,345,264
Kinross Gold Corp. (New York)	3,637,557	24,262,505
Kirkland Lake Gold Ltd.	755,178	25,503,107
Lundin Mining Corp.	846,300	8,707,455
Orezone Gold Corp.(1)	5,150,000	3,852,152
Osisko Gold Royalties Ltd.	150,300	1,656,306
Pan American Silver Corp.(2)	86,900	2,606,931
Pan American Silver Corp. (NASDAQ)	318,000	9,549,540
Pretium Resources, Inc.(1)	336,800	3,492,616
Roxgold, Inc.(1)	5,079,300	6,264,753
SSR Mining, Inc. (NASDAQ)	96,900	1,383,732
Torex Gold Resources, Inc.(1)	588,100	7,426,710
Wesdome Gold Mines Ltd.(1)	431,700	2,864,946
Wheaton Precious Metals Corp.	709,200	27,098,532
Yamana Gold, Inc. (New York)	1,946,081	8,445,992
		308,924,494
China — 3.0%
Zhaojin Mining Industry Co. Ltd., H Shares	2,710,000	2,472,023
Zijin Mining Group Co. Ltd., H Shares	14,094,000	17,505,467
		19,977,490
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR(1)	294,900	2,957,847
South Africa — 9.0%
Anglo American Platinum Ltd.	22,100	3,238,579

AngloGold Ashanti Ltd.	95,502	2,088,290
AngloGold Ashanti Ltd., ADR	869,476	19,102,388
Gold Fields Ltd., ADR	2,274,200	21,582,158
Impala Platinum Holdings Ltd.	374,700	6,943,837
Royal Bafokeng Platinum Ltd.(2)	225,100	1,677,645
Sibanye Stillwater Ltd.(2)	1,253,600	5,576,321
		60,209,218
Sweden — 0.6%
Epiroc AB, A Shares	185,200	4,195,317
United Kingdom — 2.3%
Anglo American plc	131,500	5,152,327
BHP Group plc	208,800	6,028,326
Centamin plc	3,181,000	4,561,720
		15,742,373
United States — 22.6%
Agnico Eagle Mines Ltd. (New York)	401,300	23,199,153
Coeur Mining, Inc.(1)	383,100	3,459,393
Freeport-McMoRan, Inc.(1)	202,200	6,658,446
Hecla Mining Co.	1,156,200	6,578,778
MP Materials Corp.(1)(2)	42,000	1,509,900
Newmont Corp.	1,557,280	93,857,266
Royal Gold, Inc.	152,521	16,414,310
		151,677,246
TOTAL COMMON STOCKS (Cost $430,691,123)		649,274,042
EXCHANGE-TRADED FUNDS — 2.4%
iShares Silver Trust(1)	238,700	5,418,490
SPDR Gold Shares(1)	53,200	8,509,872
VanEck Vectors Junior Gold Miners ETF	45,000	2,025,450
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,337,885)		15,953,812
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $820,500), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $804,384)		804,384
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25% - 2.00%, 3/31/28 - 2/15/50, valued at $2,735,678), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $2,682,000)		2,682,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,051,939	1,051,939
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,538,323)		4,538,323
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,543,500)	1,543,500	1,543,500
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $454,110,831)		671,309,677
OTHER ASSETS AND LIABILITIES — 0.2%		1,536,191
TOTAL NET ASSETS — 100.0%		$672,845,868

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,714,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,249,108, which includes securities collateral of $11,705,608.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	85,590,057	—
Canada	211,776,221	97,148,273	—
China	—	19,977,490	—
South Africa	40,684,546	19,524,672	—
Sweden	—	4,195,317	—
United Kingdom	—	15,742,373	—
Other Countries	154,635,093	—	—
Exchange-Traded Funds	15,953,812	—	—
Temporary Cash Investments	1,051,939	3,486,384	—
Temporary Cash Investments - Securities Lending Collateral	1,543,500	—	—
	425,645,111	245,664,566	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.